Share-Based Payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Expense from share-based payment transactions [abstract]
Equity classified share options and warrants expense	$ 724	$ 170
Liability classified warrants' expense		648
Share-based payment expense	$ 724	$ 818